MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2021 (Unaudited)

Mutual Funds (95.7%)	Shares	Value

Vanguard Emerging Markets Bond Adm Class	21,233	$ 586,876
Columbia Convertible Securities Class I3	19,247	567,783
Catalyst Floating Rate Income Class I	52,434	505,468
Lord Abbett Bond Debenture Class R6	48,864	411,432
Artisan High Income Adv Class	40,052	411,336
PIMCO Inflation Response	44,150	401,766
Vanguard High Dividend Yield Index Adm Class	12,821	399,492
Brandywine Global High Yield Class I	34,981	399,479
Hartford Strategic Income Class I	42,781	395,722
USAA Intermediate-Term Bond	36,232	395,652
Thornburg Limited Term Income Class R6	28,470	394,591
Payden Corporate Bond	32,083	383,713
Fidelity Strategic Dividend & Income	21,036	375,491
Vanguard Utilities Index Adm Class	5,326	371,747
Guggenheim Total Return Bond Class P	12,401	358,757
Western Asset Core Plus Bond Class FI	28,309	340,836
T Rowe Price Global Multi-Sector Bond Inv Class	28,267	333,549
Nuveen NWQ Flexible Income Class I	13,941	310,747
PIMCO Low Duration Income Class I	34,522	299,655
Janus Henderson Developed World Bond Class T	29,965	299,046
Virtus NewFleet Multi-Sector Short Term Bond Class I	62,011	295,791
Dodge & Cox Global Bond	24,814	295,534
Virtus Seix Corporation Bond Class I	30,992	295,041
Carillion Reams Core Plus Bond Class I	8,423	292,379
AlphaCentric Income Opportunities Class I	22,191	267,402

Total Mutual Funds (Cost $ 8,850,000)		9,389,285

Short-Term Securities (1.9%)

Fidelity Institutional Money Market (Cost $ 184,791)		184,791
Total Short-term Securities		184,791

Total Investments in Securities (Cost $ 9,034,791) (97.6%)		9,574,076

Net Other Assets and Liabilities (2.4%)		237,463

Net Assets (100%)		$ 9,811,539

As of September 30, 2021, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$8,850,000
Unrealized appreciation	583,994
Unrealized depreciation	44,709
Net unrealized appreciation (depreciation)	539,285

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2021 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 9,389,285	-	-	$ 9,389,285
Short Term Investments	184,791	-	-	184,791
Total Investments in Securities	$ 9,574,076	-	-	$ 9,574,076

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.